Summary of Warrant and Stock Option Activity (Details) - Common Stock [Member] - Warrant [Member] - $ / shares		3 Months Ended	12 Months Ended
		May 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding at beginning		314,217,451	1,216,845,661	619,523,492
Weighted average exercise price at beginning		$ 0.114	$ 0.06	$ 0.03
Outstanding at beginning (in years)		1 year 11 months 12 days	2 years 4 months 17 days	2 years 9 months 22 days
Issued			94,000,000	1,008,324,212
Issued			$ 0.010	$ 0.06
Issued (in years)			4 years 8 months 9 days	2 years 5 months 20 days
Exercised			(108,378,210)	(411,000,000)
Exercised			$ (0.011)	$ 0.06
Exercised (in years)			2 years 5 months 9 days	1 year 8 months 12 days
Forfeited and cancelled			(955,000,000)	(2,043)
Forfeited and cancelled			$ (0.008)
Adjusted	[1]		66,750,000
Adjusted	[1]		$ 0.011
Adjusted (in years)	[1]		1 year 4 months 28 days
Forfeited and cancelled (in years)			1 year 3 months 29 days
Outstanding at ending		314,217,451	314,217,451	1,216,845,661
Weighted average exercise price at ending		$ 0.114	$ 0.114	$ 0.06
Outstanding at ending (in years)		1 year 8 months 12 days	1 year 11 months 12 days	2 years 4 months 17 days

[1]	Required dilution adjustment per warrant agreement